OPERATING SEGMENT	12 Months Ended
Dec. 31, 2021
OPERATING SEGMENT
OPERATING SEGMENT

33. OPERATING SEGMENT

The Group has four primary reportable segments, namely mobile, consumer, enterprise, and WIB. The mobile segment provides mobile voice, SMS, value added services, and mobile broadband. The consumer segment provides Indihome (bundled service of fixed wireline, pay TV, and internet) and other telecommunication services to home customers. The enterprise segment provides end-to-end solution to corporate and institutions. The WIB segment provides interconnection services, leased lines, satellite, Very Small Aperture Terminal (“VSAT”), broadband access, information technology services, data, and internet services to other licensed operator companies and institutions. Other segment provides digital content products (music and games), big data, Business to Business (“B2B”) Commerce, and financial services to individual and corporate customers. There is no operating segments that have been aggregated to form the reportable segments.

Management monitors the operating results of the business units separately for the purpose of decisions making about resource allocation and performance assessment. Segment performance is evaluated based on operating profit or loss and is measured on the basis of Indonesian Financial Accounting Standards which differ from IFRS primarily in the accounting for land rights. However, the financing activities and income taxes are managed on a group basis and are not separately monitored and allocated to operating segments.

Segment revenues and expenses include transactions between operating segments and are accounted at prices that management believes represent market prices.

	2019
						Total	Adjustments and	Total
	Mobile	Consumer	Enterprise	WIB	Others	segment	eliminations	consolidated
Segment results
Revenues
External revenues	87,897	17,706	18,701	10,609	197	135,110	447	135,557
Inter-segment revenues	3,163	786	16,834	16,265	1,289	38,337	(38,337)	—
Total segment revenues	91,060	18,492	35,535	26,874	1,486	173,447	(37,890)	135,557

Segment results	34,196	2,588	(1,233)	5,763	(60)	41,254	(2,955)	38,299
Other information
Capital expenditures	(11,963)	(10,581)	(5,614)	(7,907)	(21)	(36,086)	(399)	(36,485)
Depreciation and amortization	(14,233)	(3,529)	(2,744)	(3,264)	(21)	(23,791)	(3,413)	(27,204)
Provision recognized in current period	(521)	(665)	(973)	(121)	(13)	(2,293)	581	(1,712)

	2020
						Total	Adjustment and	Total
	Mobile	Consumer	Enterprise	WIB	Others	segment	elimination	consolidated
Segment results
Revenues
External revenues	83,720	20,957	17,729	13,501	219	136,126	321	136,447
Inter-segment revenues	3,297	1,148	18,591	16,139	1,550	40,725	(40,725)	—
Total segment revenues	87,017	22,105	36,320	29,640	1,769	176,851	(40,404)	136,447

Segment results	32,966	4,561	(544)	6,497	107	43,587	(4,440)	39,147
Other information
Capital expenditures	(9,520)	(9,770)	(5,178)	(4,587)	(12)	(29,067)	(212)	(29,279)
Depreciation and amortization	(19,715)	(3,990)	(3,276)	(5,069)	(25)	(32,075)	3,150	(28,925)
Provision recognized in current period	(83)	(511)	(1,390)	(267)	(8)	(2,259)	(85)	(2,344)

	2021
						Total	Adjustment and	Total
	Mobile	Consumer	Enterprise	WIB	Others	segment	elimination	consolidated
Segment results
Revenues
External revenues	84,267	24,930	19,141	14,255	205	142,798	412	143,210
Inter-segment revenues	3,097	187	22,395	18,072	2,395	46,146	(46,146)	—
Total segment revenues	87,364	25,117	41,536	32,327	2,600	188,944	(45,734)	143,210
Segment expenses
Segment results	34,435	5,894	(307)	9,192	199	49,413	(5,674)	43,739
Other information
Capital expenditures	(10,548)	(10,444)	(4,514)	(4,756)	(13)	(30,275)	(46)	(30,321)
Depreciation and amortization	(20,333)	(6,566)	(3,909)	(4,702)	(20)	(35,530)	3,816	(31,714)
Provision recognized in current period	(99)	(285)	(13)	5	(33)	(425)	(49)	(474)

Adjustments and eliminations:

a.Revenue reconciliation

	2019	2020	2021
Total segment revenues	173,447	176,851	188,944
Revenue from other non-operating segments	457	336	412
Inter-segment elimination	(38,337)	(40,725)	(46,146)
IFRS reconciliation	(10)	(15)	—
Consolidated operating income	135,557	136,447	143,210

b.Segment result reconciliation

	2019	2020	2021
Total segment results	41,254	43,587	49,413
Loss from other non-operating segments	(599)	(627)	(1,237)
Adjustment and inter-segment elimination	1,739	545	(613)
Finance income	1,092	799	558
Finance cost	(4,240)	(4,520)	(4,365)
Share of loss of associated company - net	(166)	(246)	(78)
Impairment loss of investments	(1,172)	(763)	—
IFRS reconciliation	391	372	61
Consolidated operating income	38,299	39,147	43,739

c.	Capital expenditure reconciliation

	2019	2020	2021
Total segment capital expenditure	(36,086)	(29,067)	(30,275)
Capital expenditure from other non-operating segments	(499)	(369)	(66)
IFRS reconciliation	100	157	20
Consolidated capital expenditure	(36,485)	(29,279)	(30,321)

d.	Depreciation and amortization reconciliation

	2019	2020	2021
Total segment depreciation and amortization	(23,791)	(32,075)	(35,530)
Depreciation and amortization from other non-operating segments	(223)	(259)	(280)
Adjustment and inter-segment elimination	836	3,442	3,994
IFRS reconciliation	(4,026)	(33)	102
Consolidated depreciation and amortization	(27,204)	(28,925)	(31,714)

e.	Provision recognized in current year

	2019	2020	2021
Total segment provision	(2,293)	(2,259)	(425)
Provision recognized from other non-operating segments	(11)	(6)	(3)
Adjustment and inter-segment elimination	21	(97)	(46)
IFRS reconciliation	571	18	—
Consolidated provision recognized in current year	(1,712)	(2,344)	(474)

Geographic information:

	2019	2020	2021
External revenues
Indonesia	130,979	130,082	136,482
Foreign countries	4,578	6,365	6,728
Total	135,557	136,447	143,210

The revenue information above is based on the location of the customers.

There is no revenue from major customer which exceeds 10% of total revenues for the year ended December 31, 2021.

	2019	2020	2021
Non-current operating assets
Indonesia	156,068	162,388	168,002
Foreign countries	3,552	3,581	2,709
Total	159,620	165,969	170,711

Non-current operating assets for this purpose consist of property and equipment and intangible assets.